UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Fund of BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 0.4%
ARES CLO Funds, Series 2011- 16A, Class E, 4.58%, 5/17/21 (a)(b)	USD	500	$457,500
Carlyle Global Market Strategies, Series 2011-1A, Class A, 0.01%, 8/10/21 (a)		1,495	1,194,505
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D, 4.36%, 2/23/21 (a)(b)		1,575	1,338,750
Madison Park Funding I Ltd., Series 2007-5A, Class SUB, 0.01%, 2/26/21		1,000	1,160,000
			4,150,755
Total Asset-Backed Securities – 0.4%			4,150,755

Common Stocks	Shares		Value
Commercial Banks — 0.3%
CIT Group, Inc. (c)		63,086	2,792,186
Communications Equipment — 0.4%
Loral Space & Communications Ltd. (c)		51,986	3,611,468
Diversified Financial Services — 1.1%
KCAD Holdings I Ltd. (c)		779,562,092	10,734,570
Electrical Equipment — 0.0%
Medis Technologies Ltd. (c)		852,625	5,286
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (c)		3,546	14,184
Media — 1.3%
Belo Corp., Class A (c)		173,512	1,306,545
Charter Communications, Inc. (c)		207,740	11,271,973
Clear Channel Outdoor Holdings, Inc., Class A (c)		40,292	511,708
			13,090,226
Metals & Mining — 0.1%
African Minerals Ltd. (c)		173,153	1,439,533
Oil, Gas & Consumable Fuels — 0.6%
Alpha Natural Resources, Inc. (c)		46,400	2,108,416
Marathon Oil Corp.		80,700	4,251,276
			6,359,692

Common Stocks	Shares		Value
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd. (c)		691,101	$1,827,266
Ainsworth Lumber Co. Ltd. (c)		601,773	1,591,084
Western Forest Products, Inc. (c)		330,542	250,190
Western Forest Products, Inc. (c)		1,280,355	969,111
			4,637,651
Semiconductors & Semiconductor Equipment — 0.5%
Spansion, Inc., Class A (c)		234,326	4,515,462
SunPower Corp., Class B (c)		747	12,423
			4,527,885
Software — 0.2%
Bankruptcy Management Solutions, Inc. (c)		2,622	26
HMH Holdings/EduMedia (c)		350,136	1,575,612
			1,575,638
Total Common Stocks – 5.0%			48,788,319

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.7%
GeoEye, Inc., 9.63%, 10/01/15	USD	710	802,300
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18		1,310	1,342,750
7.13%, 3/15/21		2,080	2,152,800
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17 (a)		1,140	1,202,700
10.00%, 6/01/17		910	960,050
			6,460,600
Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		2,702	2,823,440
Series 2, 12.38%, 8/16/15		2,729	2,851,640
			5,675,080
Airlines — 1.2%
Air Canada, 9.25%, 8/01/15 (a)		3,010	3,081,487
American Airlines, Inc., 7.50%, 3/15/16 (a)		530	519,400
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16 (d)		1,774	1,880,606
US Airways 2011-1 Class C Pass Through Trust, Series C, 10.88%, 10/22/14		2,600	2,600,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London InterBank Offered Rate
SPDR	Standard and Poor’s Depository Receipts
USD	US Dollar

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
United Air Lines, Inc., 12.75%, 7/15/12	USD	3,830	$4,136,521
			12,218,014
Auto Components — 1.2%
Allison Transmission, Inc., 11.00%, 11/01/15 (a)		1,620	1,725,300
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (a)		555	549,450
Delphi Corp., 6.13%, 5/15/21 (a)		1,210	1,194,875
Icahn Enterprises LP, 8.00%, 1/15/18 (d)		6,170	6,262,550
International Automotive Components Group, 9.13%, 6/01/18 (a)		1,180	1,206,550
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (a)		380	390,450
			11,329,175
Beverages — 0.2%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	1,560	2,318,789
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (a)	USD	1,457	1,488,944
Building Products — 1.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		1,190	1,246,525
6.75%, 5/01/21		2,600	2,613,000
Griffon Corp., 7.13%, 4/01/18 (a)		1,640	1,646,150
Momentive Performance Materials, Inc.:
12.50%, 6/15/14		855	929,812
11.50%, 12/01/16		1,760	1,874,400
9.00%, 1/15/21		3,600	3,672,000
Nortek, Inc., 10.00%, 12/01/18 (a)		1,117	1,117,000
			13,098,887
Capital Markets — 0.8%
American Capital Ltd., 7.96%, 12/31/13 (e)		1,430	1,449,148
E*Trade Financial Corp.:
12.50%, 11/30/17 (f)		2,450	2,866,500
0.01%, 8/31/19 (a)(g)(h)		831	1,109,385
Series A, 0.01%, 8/31/19 (g)(h)		26	34,710
KKR Group Finance Co., 6.38%, 9/29/20 (a)(d)		2,545	2,691,403
			8,151,146
Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15		3,100	3,038,000
Celanese US Holdings LLC:
6.63%, 10/15/18		1,600	1,688,000
5.88%, 6/15/21		2,085	2,131,912
Chemtura Corp., 7.88%, 9/01/18		1,320	1,382,700

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	USD	1,140	$1,185,600
9.00%, 11/15/20		1,200	1,230,000
Huntsman International LLC:
6.88%, 11/15/13 (a)	EUR	1,245	1,832,518
8.63%, 3/15/21	USD	1,000	1,087,500
Ineos Finance Plc, 9.00%, 5/15/15 (a)		700	735,000
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	2,143	3,231,978
Koppers, Inc., 7.88%, 12/01/19	USD	1,200	1,281,000
MacDermid, Inc., 9.50%, 4/15/17 (a)		2,000	2,080,000
NOVA Chemicals Corp., 8.63%, 11/01/19		2,000	2,227,500
Nexeo Solutions LLC, 8.38%, 3/01/18 (a)		705	713,812
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		1,700	1,774,375
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)		500	480,625
Polymer Group, Inc., 7.75%, 2/01/19 (a)		552	553,380
PolyOne Corp., 7.38%, 9/15/20		840	879,900
Solutia, Inc., 8.75%, 11/01/17		500	542,500
TPC Group LLC, 8.25%, 10/01/17 (a)		1,000	1,037,500
			29,113,800
Commercial Banks — 1.8%
CIT Group, Inc.:
7.00%, 5/01/16		4,248	4,232,143
7.00%, 5/01/17		11,696	11,667,062
6.63%, 4/01/18 (a)		1,473	1,535,603
Glitnir Banki HF, 6.38%, 9/25/12 (a)(c)(i)		3,050	—
			17,434,808
Commercial Services & Supplies — 1.2%
ARAMARK Corp., 8.50%, 2/01/15		900	934,875
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)(d)		920	907,626
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		1,140	1,148,550
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)		1,647	1,651,117
Clean Harbors, Inc., 7.63%, 8/15/16 (a)		1,130	1,197,800
Mobile Mini, Inc., 7.88%, 12/01/20		1,915	1,972,450
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (a)		2,190	2,441,850
8.25%, 2/01/21		1,450	1,442,750
West Corp., 8.63%, 10/01/18 (a)		500	505,000
			12,202,018

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	2

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.6%
Avaya, Inc.:
9.75%, 11/01/15	USD	840	$856,800
10.13%, 11/01/15 (f)		1,940	1,993,350
7.00%, 4/01/19 (a)		1,220	1,180,350
EH Holding Corp., 6.50%, 6/15/19 (a)		1,430	1,455,025
			5,485,525
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	450	662,356
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (a)	USD	500	511,250
			1,173,606
Construction Materials — 0.2%
Calcipar SA, 6.88%, 5/01/18 (a)		800	802,000
Xefin Lux SCA, 8.00%, 6/01/18 (a)	EUR	973	1,407,468
			2,209,468
Consumer Finance — 1.5%
Credit Acceptance Corp.:
9.13%, 2/01/17	USD	1,810	1,936,700
9.13%, 2/01/17 (a)		725	773,937
FCE Bank Plc, 9.38%, 1/17/14	EUR	700	1,116,615
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	USD	7,470	8,068,788
Springleaf Finance Corp., 6.90%, 12/15/17		3,380	3,101,150
			14,997,190
Containers & Packaging — 2.2%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	EUR	810	1,180,494
9.25%, 10/15/20		542	801,701
Ball Corp., 7.38%, 9/01/19	USD	300	327,750
Berry Plastics Corp.:
8.25%, 11/15/15		590	622,450
9.75%, 1/15/21		1,350	1,306,125
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	2,885	3,943,120
Cascades, Inc., 7.75%, 12/15/17	USD	1,000	1,042,500
GCL Holdings SCA, 9.38%, 4/15/18 (a)	EUR	1,035	1,519,816
Graphic Packaging International, Inc.:
9.50%, 6/15/17	USD	780	854,100
7.88%, 10/01/18		1,545	1,637,700
OI European Group BV, 6.88%, 3/31/17	EUR	315	456,797
Pregis Corp., 12.38%, 10/15/13	USD	1,965	1,947,806
Rock-Tenn Co., 9.25%, 3/15/16 (d)		740	799,200
Sealed Air Corp., 7.88%, 6/15/17		3,200	3,462,775
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	184	272,831
7.75%, 11/15/19		939	1,405,946
			21,581,111

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 4.0%
Ally Financial, Inc.:
8.00%, 3/15/20	USD	863	$916,938
7.50%, 9/15/20		1,260	1,316,700
8.00%, 11/01/31		7,050	7,631,625
8.00%, 11/01/31		2,950	3,150,535
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		1,650	1,788,187
Boparan Holdings, Ltd. (a):
9.75%, 4/30/18	EUR	439	607,968
9.88%, 4/30/18	GBP	555	850,664
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)	USD	2,980	2,987,450
KION Finance SA, 7.88%, 4/15/18 (a)	EUR	639	901,163
Leucadia National Corp., 8.13%, 9/15/15	USD	1,340	1,477,350
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (a)		2,784	2,902,320
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16 (a)	EUR	1,650	2,476,493
8.50%, 10/15/16		1,476	2,215,336
7.13%, 4/15/19 (a)	USD	2,170	2,153,725
9.00%, 4/15/19 (a)		2,165	2,137,937
6.88%, 2/15/21 (a)		1,105	1,077,375
8.25%, 2/15/21 (a)		2,860	2,674,100
Sunrise Communications Holdings SA, 8.50%, 12/31/18 (a)	EUR	698	1,057,754
Sunrise Communications International SA, 7.00%, 12/31/17 (a)		545	806,138
			39,129,758
Diversified Telecommunication Services — 2.1%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	4,730	4,481,675
ITC Deltacom, Inc., 10.50%, 4/01/16		1,370	1,431,650
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		4,990	5,014,950
Level 3 Financing, Inc.:
9.25%, 11/01/14		303	311,711
8.75%, 2/15/17		2,330	2,376,600
10.00%, 2/01/18		400	429,500
Qwest Communications International, Inc., 8.00%, 10/01/15		2,500	2,718,750
tw telecom holdings, Inc., 8.00%, 3/01/18		910	970,288
Windstream Corp., 7.88%, 11/01/17		2,280	2,419,650
			20,154,774
Electric Utilities — 0.7%
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)(d)		3,640	4,035,031

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	3

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,250	$2,732,626
			6,767,657
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC:
11.50%, 10/12/15 (f)	USD	2,510	2,648,050
8.00%, 12/15/18 (a)		2,080	2,199,600
Elster Finance BV, 6.25%, 4/15/18 (a)	EUR	425	611,691
			5,459,341
Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)	USD	500	505,000
Compagnie Generale de Geophysique - Veritas:
7.75%, 5/15/17		1,945	2,003,350
6.50%, 6/01/21 (a)		320	308,800
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		1,630	1,646,300
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		4,250	4,313,750
Key Energy Services, Inc., 6.75%, 3/01/21		1,200	1,200,000
MEG Energy Corp., 6.50%, 3/15/21 (a)		3,380	3,396,900
Oil States International, Inc., 6.50%, 6/01/19 (a)		1,020	1,025,100
Thermon Industries, Inc., 9.50%, 5/01/17		1,960	2,102,100
			16,501,300
Food & Staples Retailing — 0.1%
BI-LO LLC, 9.25%, 2/15/19 (a)		725	734,063
Food Products — 0.5%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		2,315	2,338,150
DGS International Finance Co., 10.00%, 6/01/49 (a)(c)(i)		20,000	2
Darling International, Inc., 8.50%, 12/15/18 (a)		890	961,200
JBS USA LLC:
11.63%, 5/01/14		370	425,500
7.25%, 6/01/21 (a)		500	486,250
Reddy Ice Corp., 11.25%, 3/15/15		780	797,550
			5,008,652
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		800	792,000
Health Care Equipment & Supplies — 0.8%
DJO Finance LLC:
10.88%, 11/15/14		3,525	3,754,125
7.75%, 4/15/18 (a)		495	493,144

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
IASIS Healthcare LLC, 8.38%, 5/15/19 (a)	USD	2,575	$2,542,812
Teleflex, Inc., 6.88%, 6/01/19		1,125	1,139,063
			7,929,144
Health Care Providers & Services — 2.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		1,160	1,186,100
ConvaTec Healthcare E SA (a):
7.38%, 12/15/17	EUR	1,600	2,320,239
10.50%, 12/15/18	USD	610	631,350
Crown Newco 3 Plc, 7.00%, 2/15/18 (a)	GBP	1,446	2,216,125
Gentiva Health Services, Inc., 11.50%, 9/01/18	USD	425	448,375
inVentiv Health, Inc. (a):
10.00%, 8/15/18		1,050	997,500
10.00%, 8/15/18		1,135	1,112,300
HCA, Inc.:
8.50%, 4/15/19		415	458,575
7.25%, 9/15/20		2,575	2,764,906
STHI Holding Corp., 8.00%, 3/15/18 (a)		565	573,475
Symbion, Inc., 8.00%, 6/15/16 (a)		1,325	1,295,188
Tenet Healthcare Corp.:
9.00%, 5/01/15		3,069	3,291,503
10.00%, 5/01/18		1,084	1,231,695
8.88%, 7/01/19		2,299	2,537,521
			21,064,852
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (a)		6,660	7,942,050
MedAssets, Inc., 8.00%, 11/15/18 (a)		1,470	1,455,300
			9,397,350
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		3,320	2,996,300
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	200	294,380
Diamond Resorts Corp., 12.00%, 8/15/18 (a)	USD	4,160	4,409,600
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		1,145	1,064,850
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	1,357	1,862,120
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(c)(i)	USD	225	112
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		1,421	1,278,900
MGM Resorts International, 10.38%, 5/15/14		1,850	2,099,750

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	4

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Sugarhouse HSP Gaming Property Mezzanine LP, 8.63%, 4/15/16 (a)	USD	375	$386,250
Travelport LLC:
4.88%, 9/01/14 (b)		600	511,500
9.88%, 9/01/14		270	248,400
9.00%, 3/01/16		440	392,700
11.88%, 9/01/16		100	86,000
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(i)		405	41
Waterford Gaming LLC, 8.63%, 9/15/14 (a)		2,409	1,445,398
			17,076,301
Household Durables — 1.9%
American Standard Americas, 10.75%, 1/15/16 (a)		1,560	1,499,550
Ashton Woods USA LLC, 11.00%, 6/30/15 (a)(j)		4,220	2,552,979
Beazer Homes USA, Inc.:
12.00%, 10/15/17		2,000	2,215,000
9.13%, 6/15/18		1,535	1,323,938
9.13%, 5/15/19 (a)		220	189,200
Ideal Standard International, 11.75%, 5/01/18 (a)	EUR	465	660,833
Pulte Homes, Inc., 6.38%, 5/15/33	USD	300	247,500
Ryland Group, Inc., 6.63%, 5/01/20		2,900	2,740,500
Standard Pacific Corp.:
10.75%, 9/15/16		3,845	4,354,462
8.38%, 1/15/21		2,565	2,513,700
			18,297,662
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	590	829,921
IT Services — 2.1%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		3,480	3,353,850
First Data Corp.:
9.88%, 9/24/15		1,530	1,552,950
7.38%, 6/15/19 (a)		3,460	3,485,950
12.63%, 1/15/21 (a)		7,431	7,951,170
GCI, Inc., 6.75%, 6/01/21 (a)		1,000	1,000,000
SunGard Data Systems, Inc.:
7.38%, 11/15/18		740	740,000
7.63%, 11/15/20		2,190	2,211,900
			20,295,820
Independent Power Producers & Energy Traders — 3.0%
AES Corp.:
9.75%, 4/15/16	USD	1,750	1,986,250
7.38%, 7/01/21 (a)		1,500	1,522,500
Calpine Corp. (a):
7.25%, 10/15/17		930	943,950
7.50%, 2/15/21		1,735	1,769,700

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
7.88%, 1/15/23		2,000	2,060,000
Energy Future Holdings Corp.:
10.00%, 1/15/20		10,880	11,548,685
Series R, 6.55%, 11/15/34		1,490	730,100
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,160	2,303,554
Infinis Plc, 9.13%, 12/15/14 (a)	GBP	1,205	2,018,577
NRG Energy, Inc., 7.63%, 1/15/18 (a)(d)	USD	4,005	4,015,012
			28,898,328
Industrial Conglomerates — 1.2%
Alba Group Plc & Co., KG, 8.00%, 5/15/18 (a)	EUR	239	$346,586
Sequa Corp. (a):
11.75%, 12/01/15	USD	2,080	2,256,800
13.50%, 12/01/15 (f)		8,527	9,294,088
			11,897,474
Insurance — 0.7%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		1,000	1,060,000
Genworth Financial, Inc., 7.63%, 9/24/21		1,650	1,669,183
ING Verzekeringen NV, 6.38%, 5/07/27 (b)	EUR	2,000	2,655,601
USI Holdings Corp., 4.14%, 11/15/14 (a)(b)	USD	1,530	1,422,900
			6,807,684
Machinery — 1.1%
Navistar International Corp., 3.00%, 10/15/14 (h)		6,070	7,944,112
Oshkosh Corp., 8.25%, 3/01/17		1,080	1,158,300
Titan International, Inc., 7.88%, 10/01/17 (a)		1,300	1,358,500
			10,460,912
Media — 10.2%
AMC Entertainment, Inc.:
8.75%, 6/01/19		500	527,500
9.75%, 12/01/20 (a)		130	132,925
AMC Networks, Inc., 7.75%, 7/15/21 (a)		1,730	1,807,850
Affinion Group, Inc., 7.88%, 12/15/18 (a)		2,250	2,103,750
CCH II LLC, 13.50%, 11/30/16		1,777	2,092,958
CCO Holdings LLC, 6.50%, 4/30/21		3,373	3,326,621
CET 21 spol sro, 9.00%, 11/01/17 (a)	EUR	611	939,204
Catalina Marketing Corp., 10.50%, 10/01/15 (a)(f)	USD	945	1,000,519
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		2,090	1,891,450
Central European Media Enterprises, Ltd., 11.63%, 9/15/16 (a)	EUR	1,388	2,133,576

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	5

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
Checkout Holding Corp., 0.01%, 11/15/15 (a)(g)	USD	1,690	$1,083,712
Citadel Broadcasting Corp., 7.75%, 12/15/18 (a)		1,475	1,567,187
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		4,042	4,395,675
Series B, 9.25%, 12/15/17 (d)		12,250	13,352,500
Cumulus Media, Inc., 7.75%, 5/01/19 (a)		825	796,125
DISH DBS Corp., 6.75%, 6/01/21 (a)		2,170	2,224,250
Gray Television, Inc., 10.50%, 6/29/15		2,125	2,210,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (b)		980	818,300
9.50%, 5/15/15		980	895,475
Intelsat Luxembourg SA:
11.25%, 2/04/17		490	526,138
11.50%, 2/04/17 (a)(f)		3,640	3,913,000
11.50%, 2/04/17 (f)		1,970	2,117,750
Interactive Data Corp., 10.25%, 8/01/18 (a)		4,010	4,360,875
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	EUR	2,556	3,817,780
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (a)		1,280	1,850,614
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (a)	USD	1,645	1,661,450
Musketeer GmbH, 9.50%, 3/15/21 (a)	EUR	1,615	2,500,076
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)	USD	1,920	2,059,200
Nielsen Finance LLC:
11.63%, 2/01/14		867	1,012,223
7.75%, 10/15/18 (a)		3,715	3,900,750
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (a)	GBP	812	1,264,124
ProQuest LLC, 9.00%, 10/15/18 (a)	USD	1,940	1,988,500
ProtoStar I Ltd., 18.00%, 10/15/12 (c)(h)(i)		3,928	1,964
Regal Entertainment Group, 9.13%, 8/15/18		1,310	1,355,850
UPC Holding BV, 9.88%, 4/15/18 (a)		1,000	1,110,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (a)	EUR	2,250	3,086,644
Unitymedia GmbH:
9.63%, 12/01/19		719	1,131,283
9.63%, 12/01/19 (a)		2,490	3,917,797
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17		720	1,093,703
8.13%, 12/01/17 (a)	USD	2,111	2,242,937
8.13%, 12/01/17 (a)	EUR	1,578	2,397,032
Univision Communications, Inc., 6.88%, 5/15/19 (a)	USD	160	158,400

Corporate Bonds	Par (000)		Value
Media (concluded)
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	1,589	$2,696,907
Ziggo Bond Co. BV, 8.00%, 5/15/18 (a)	EUR	1,426	2,124,781
Ziggo Finance BV, 6.13%, 11/15/17 (a)		2,190	3,120,251
			98,709,606
Metals & Mining — 2.8%
Arch Western Finance LLC, 6.75%, 7/01/13	USD	891	892,114
Drummond Co., Inc., 9.00%, 10/15/14 (a)		2,000	2,105,000
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)		1,000	1,020,000
Goldcorp, Inc., 2.00%, 8/01/14 (h)		2,305	2,887,012
JMC Steel Group, 8.25%, 3/15/18 (a)		590	598,850
James River Escrow, Inc., 7.88%, 4/01/19 (a)		2,675	2,648,250
New World Resources NV, 7.88%, 5/01/18	EUR	1,444	2,156,837
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)(k)	USD	1,565	2,038,412
Novelis, Inc., 8.75%, 12/15/20		7,000	7,560,000
RathGibson, Inc., 11.25%, 2/15/14 (c)(i)		6,665	667
Ryerson, Inc.:
7.65%, 11/01/14 (b)		1,355	1,334,675
12.00%, 11/01/15		650	690,625
Taseko Mines Ltd., 7.75%, 4/15/19		1,000	1,007,500
Vulcan Materials Co.:
6.50%, 12/01/16		950	944,150
7.50%, 6/15/21		1,011	1,009,663
			26,893,755
Multiline Retail — 0.6%
Dollar General Corp., 11.88%, 7/15/17 (f)		4,997	5,696,580
Oil, Gas & Consumable Fuels — 9.4%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		1,090	1,087,275
6.25%, 6/01/21		4,460	4,482,300
Arch Coal, Inc., 7.25%, 6/15/21 (a)		3,655	3,659,569
Berry Petroleum Co., 8.25%, 11/01/16		2,625	2,736,563
Bill Barrett Corp., 9.88%, 7/15/16		210	235,200
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,844	1,940,810
6.13%, 2/15/21		1,000	1,012,500
2.25%, 12/15/38 (h)		3,550	3,217,187
Chesapeake Midstream Partners LP, 5.88%, 4/15/21 (a)		1,024	1,011,200

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	6

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (a)	USD	1,240	$1,215,200
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		708	768,180
Concho Resources, Inc., 7.00%, 1/15/21		1,000	1,035,000
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (a)		1,840	1,748,000
Consol Energy, Inc., 8.25%, 4/01/20		3,000	3,270,000
Continental Resources, Inc., 7.13%, 4/01/21		1,000	1,055,000
Copano Energy LLC, 7.13%, 4/01/21		1,000	987,500
Crosstex Energy LP, 8.88%, 2/15/18		485	516,525
Denbury Resources, Inc., 8.25%, 2/15/20		2,021	2,202,890
EV Energy Partners LP, 8.00%, 4/15/19 (a)		1,065	1,068,994
Energy XXI Gulf Coast, Inc. (a):
9.25%, 12/15/17		2,010	2,140,650
7.75%, 6/15/19		2,000	1,990,000
Forbes Energy Services Ltd., 9.00%, 6/15/19 (a)		1,260	1,241,100
Forest Oil Corp., 8.50%, 2/15/14		880	954,800
Hilcorp Energy I LP (a):
7.75%, 11/01/15		1,510	1,555,300
8.00%, 2/15/20		1,000	1,075,000
7.63%, 4/15/21		2,830	2,957,350
Linn Energy LLC:
8.63%, 4/15/20		2,750	2,983,750
7.75%, 2/01/21 (a)		2,405	2,501,200
MarkWest Energy Partners LP, 6.75%, 11/01/20		955	974,100
Niska Gas Storage US LLC, 8.88%, 3/15/18		4,000	4,200,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		10,000	10,285,000
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		1,825	1,811,313
Petrohawk Energy Corp.:
10.50%, 8/01/14		1,305	1,468,125
7.88%, 6/01/15		4,245	4,446,637
7.25%, 8/15/18		833	854,866
6.25%, 6/01/19 (a)		2,000	1,955,000
Plains Exploration & Production Co., 7.75%, 6/15/15		1,140	1,181,325
Range Resources Corp.:
8.00%, 5/15/19		545	591,325
6.75%, 8/01/20		1,140	1,179,900
5.75%, 6/01/21		2,300	2,259,750
SM Energy Co., 6.63%, 2/15/19 (a)		2,000	2,005,000
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		3,300	3,341,250
Swift Energy Co., 7.13%, 6/01/17		1,000	1,012,500
Teekay Corp., 8.50%, 1/15/20		1,360	1,404,200

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	685	$954,433
Whiting Petroleum Corp., 6.50%, 10/01/18	USD	1,000	1,040,000
			91,613,767
Paper & Forest Products — 2.3%
APP Finance II Mauritius Ltd., 12.00%, 12/29/49 (c)(i)(l)		21,000	420
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(f)		5,865	5,395,424
Boise Paper Holdings LLC:
9.00%, 11/01/17		550	598,125
8.00%, 4/01/20		1,195	1,254,750
Clearwater Paper Corp.:
10.63%, 6/15/16		1,865	2,091,131
7.13%, 11/01/18		600	615,000
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		1,000	1,005,000
NewPage Corp., 11.38%, 12/31/14		8,897	8,296,453
Verso Paper Holdings LLC:
11.50%, 7/01/14		1,976	2,104,440
Series B, 4.02%, 8/01/14 (b)		851	785,048
			22,145,791
Pharmaceuticals — 0.4%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (a)		410	420,250
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		2,450	2,422,438
6.75%, 10/01/17		1,260	1,234,800
			4,077,488
Professional Services — 0.2%
FTI Consulting, Inc., 6.75%, 10/01/20		1,625	1,641,250
Real Estate Investment Trusts (REITs) — 0.5%
FelCor Lodging LP, 6.75%, 6/01/19 (a)		5,400	5,184,000
Real Estate Management & Development — 1.6%
IVG Immobilien AG, 8.00%, 5/29/49 (b)(l)	EUR	500	616,314
Realogy Corp.:
11.50%, 4/15/17	USD	2,995	3,039,925
12.00%, 4/15/17		1,155	1,143,450
7.88%, 2/15/19 (a)		6,500	6,435,000
Shea Homes LP, 8.63%, 5/15/19 (a)		4,190	4,127,150
			15,361,839
Road & Rail — 1.4%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		1,300	1,387,750
8.25%, 1/15/19		2,870	2,905,875

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	7

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	USD	1,100	$1,135,750
The Hertz Corp., (a):
6.75%, 4/15/19		1,690	1,673,100
7.38%, 1/15/21		1,815	1,846,762
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	415	637,921
8.50%, 7/31/15 (a)		2,690	4,134,957
			13,722,115
Semiconductors & Semiconductor Equipment — 0.4%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (h)	USD	1,835	1,942,806
Spansion LLC, 7.88%, 11/15/17 (a)		1,520	1,550,400
			3,493,206
Software — 0.1%
Lawson Software, Inc., 11.50%, 7/15/18 (a)		1,250	1,151,788
Specialty Retail — 1.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (a)		1,105	1,124,338
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)		415	388,025
House of Fraser Plc, 8.88%, 8/15/18 (a)	GBP	1,092	1,691,265
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (a)	USD	1,000	1,062,500
Phones4u Finance Plc, 9.50%, 4/01/18 (a)	GBP	1,385	2,111,714
United Auto Group, Inc., 7.75%, 12/15/16	USD	3,190	3,253,800
			9,631,642
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%, 5/15/20		700	749,000
Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18		930	941,625
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,634	1,644,213
Wireless Telecommunication Services — 3.2%
Clearwire Communications LLC, 12.00%, 12/01/15 (a)		925	990,906
Cricket Communications, Inc.:
10.00%, 7/15/15		960	1,034,400
7.75%, 5/15/16		2,780	2,946,800
Digicel Group Ltd. (a):
8.88%, 1/15/15		2,350	2,402,875
8.25%, 9/01/17		2,026	2,101,975

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (concluded):
10.50%, 4/15/18	USD	2,200	$2,464,000
FiberTower Corp., 9.00%, 1/01/16 (a)		1,565	1,142,227
iPCS, Inc., 2.38%, 5/01/13 (b)		5,656	5,528,740
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		1,530	1,522,350
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		990	1,048,163
6.63%, 11/15/20		2,320	2,296,800
NII Capital Corp., 7.63%, 4/01/21		1,020	1,065,900
NII Holdings, Inc., 3.13%, 6/15/12 (h)		500	500,625
Sprint Capital Corp., 6.88%, 11/15/28		6,056	5,738,060
			30,783,821
Total Corporate Bonds – 76.8%			745,882,640

Floating Rate Loan Interests (m)
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		1,111	791,365
Chemicals — 0.1%
Styron Sarl, Term Loan, 6.00%, 8/02/17		1,241	1,239,580
Commercial Services & Supplies — 0.6%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		1,607	1,611,988
Volume Services America, Inc. (Centerplate), Term Loan B, 1.00%, 9/16/16		3,871	3,873,169
			5,485,157
Consumer Finance — 0.5%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		5,000	4,894,790
Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15		2,393	2,451,206
Food Products — 0.3%
Advance Pierre Foods, Term Loan, (Second Lien), 11.25%, 9/29/17		3,100	3,138,750
Health Care Providers & Services — 0.4%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		2,329	2,282,447

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	8

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (m)	Par (000)		Value
Health Care Providers & Services (concluded)
Harden Healthcare, Inc., (concluded):
Tranche A Term Loan, 8.50%, 3/02/15	USD	1,231	$1,206,379
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan, 4.75%, 9/15/11		6	6,397
			3,495,223
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.27%, 1/28/15		1,387	1,244,235
Travelport LLC (FKA Travelport, Inc.), Loan, 7.25%, 3/27/12		5,069	3,548,004
			4,792,239
Independent Power Producers & Energy Traders — 0.3%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 4.73%, 10/10/17		4,313	3,358,604
Leisure Equipment & Products — 0.3%
EB Sports Corp., Loan, 11.76%, 12/31/15		2,994	2,994,430
Media — 1.7%
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 12/12/14		2,593	2,338,814
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		8,075	8,096,867
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		5,725	6,047,031
			16,482,712
Multiline Retail — 0.4%
Hema Holding BV, Mezzanine, 4.72%, 7/05/17	EUR	2,720	3,881,677
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	7,692	7,769,064
Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.65%, 2/01/13		5,091	4,429,261
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		4,518	4,442,899

Floating Rate Loan Interests (m)	Par (000)		Value
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit, 4.54%, 10/10/16	USD	313	$278,240
Extended Term Loan B, 4.52%, 10/10/16		1,633	1,451,862
			1,730,102
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 1.00%, 5/29/14		565	513,845
Wireless Telecommunication Services — 1.1%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15		10,871	11,197,092
Total Floating Rate Loan Interests – 8.5%			83,087,996

Foreign Agency Obligations
Republic of Indonesia, 4.88%, 5/05/21 (a)	1,070	1,095,413
Total Foreign Agency Obligations – 0.1%		1,095,413

Other Interests (n)	Beneficial Interest (000)
Auto Components — 2.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	1	22,055,943
Lear Corp. Escrow:
5.75%	1,800	49,500
8.50%	2,480	68,200
		22,173,643
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.	1,855	19
Household Durables — 1.1%
Stanley Martin, Class B Membership Units (o)	14	10,791,336
Media — 0.0%
Adelphia Escrow	25,500	255
Adelphia Recovery Trust	31,980	3,198
		3,453

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	9

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Other Interests (n)	Beneficial Interest (000)	Value
Metals & Mining — 0.4%
Rath Gibson SPV, LLC (o)	$421	$3,833,308
Total Other Interests – 3.8%		36,801,759

Preferred Securities

Capital Trust	Par (000)
Insurance — 0.6%
American General Institutional Capital A, 7.57%, 12/01/45 (a)(d)	2,985	3,104,400
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	3,310	2,408,025
		5,512,425
Total Capital Trust – 0.6%		5,512,425

Preferred Stocks	Shares
Auto Components — 0.9%
Dana Holding Corp., 4.00% (a)(h)	53,500	8,325,937
		8,325,937
Diversified Financial Services — 1.8%
Ally Financial, Inc., 7.00% (a)	10,340	9,717,661
Citigroup, Inc., 7.50% (h)	67,800	8,146,170
		17,863,831
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (c)(h)	38,549	624,494
		624,494
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (c)	120,000	432,000
Freddie Mac, Series Z (c)	310,989	917,418
		1,349,418
Total Preferred Stocks – 2.9%		28,163,680

Trust Preferreds	Par (000)
Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)	10,497	10,748,416
Total Trust Preferreds – 1.1%		10,748,416
Total Preferred Securities – 4.6%		44,424,521

Warrants (p)	Shares	Value
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	201,408	$2
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	1,566	16
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	1,748	17
HMH Holdings/EduMedia (Expires 3/09/17)	53,520	1
		18
Total Warrants – 0.0%		36
Total Long-Term Investments (Cost – $1,034,169,412) – 99.2%		964,231,439

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (q)(r)	24,927,855	24,927,855
Total Short-Term Securities (Cost – $24,927,855) – 2.6%		24,927,855

Options Purchased	Contracts
Exchange-Traded Put Options — 0.2%
SPDR S+P 500, Strike Price USD 127.00, Expires 7/16/11	1,400	49,700
SPDR S+P 500, Strike Price USD 128.00, Expires 7/16/11	3,200	152,000
SPDR Select Energy Sector, Strike Price USD 72.00, Expires 9/17/11	9,400	1,964,600
		2,166,300
Total Options Purchased (Cost – $4,905,907) – 0.2%		2,166,300
Total Investments Before Options Written (Cost – $1,064,003,143) – 102.0%		991,325,594

Options Written
Exchange-Traded Put Options Written — (0.1)%
SPDR Select Energy Sector, Strike Price USD 62.00, Expires 9/17/11	9,400	(423,000)

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	10

Schedule of Investments (continued)	BlackRock High Income Fund (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — (0.1)%
Pay an amount based on the return of Dow Jones CDX North America High Yield Index 16, receive a floating rate based on 3-month LIBOR	$26,000	$(677,008)
Pay an amount based on the return of Dow Jones CDX North America High Yield Index 16, receive a floating rate based on 3-month LIBOR	24,000	(624,931)
		(1,301,939)
Over-the-Counter Put Swaptions — 0.0%
Pay a floating rate based on 3-month LIBOR, receive payment based on the return of Dow Jones CDX North America High Yield Index 16	22,040	(12,696)
Pay a floating rate based on 3-month LIBOR, receive payment based on the return of Dow Jones CDX North America High Yield Index 16	22,040	(34,982)
Pay a floating rate based on 3-month LIBOR, receive payment based on the return of Dow Jones CDX North America High Yield Index 16	26,000	(67,318)
Pay a floating rate based on 3-month LIBOR, receive payment based on the return of Dow Jones CDX North America High Yield Index 16	24,000	(62,140)
		(177,136)
Total Options Written (Premiums Received – $2,317,229) – (0.2)%		(1,902,075)
Total Investments, Net of Outstanding Options Written (Cost – $1,061,685,915*) – 101.8%		989,423,519
Liabilities in Excess of Other Assets – (1.8)%		(17,619,500)
Net Assets – 100.0%		$971,804,019

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,056,467,752
Gross unrealized appreciation	$54,695,445
Gross unrealized depreciation	(121,739,678)
Net unrealized depreciation	$(67,044,263)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(n)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(o)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(p)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(q)	Represents the current yield as of report date.

(r)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	17,574,867	7,352,988	24,927,855	$8,481

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	11

Schedule of Investments (continued)	BlackRock High Income Fund

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.60%	6/23/11	7/05/11	$3,695,351	$3,694,613
Deutsche Bank AG	0.60%	6/07/11	7/07/11	3,951,375	3,949,400
Credit Suisse Securities	0.40%	6/10/11	7/11/11	888,106	887,800
Credit Suisse Securities	0.60%	6/10/11	7/11/11	2,165,431	2,164,313
Deutsche Bank AG	0.35%	6/10/11	7/11/11	2,558,496	2,557,725
Deutsche Bank AG	0.58%	6/10/11	7/11/11	9,365,925	9,361,250
Deutsche Bank AG	0.60%	6/23/11	7/07/11	11,862,967	11,860,200
Total				$34,487,651	$34,475,301

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
650	S&P 500 EMINI	Chicago Mercantile	September 2011	$41,325,635	$(1,428,115)

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,605,500	USD	1,627,141	Citibank NA	7/07/11	$37,455
GBP	10,251,000	USD	16,402,176	Royal Bank of Scotland	7/07/11	49,773
USD	1,670,296	CAD	1,605,500	Citibank NA	7/07/11	5,700
USD	12,584,595	GBP	7,697,000	Citibank NA	7/07/11	231,591
USD	1,041,402	GBP	635,000	Royal Bank of Scotland	7/07/11	22,283
USD	4,464,645	GBP	2,734,500	UBS AG	7/07/11	76,015
EUR	710,000	USD	1,016,141	Citibank NA	7/27/11	12,835
USD	3,519,782	EUR	2,428,500	Citibank NA	7/27/11	250
USD	1,836,504	EUR	1,269,000	Royal Bank of Scotland	7/27/11	(2,610)
USD	85,355,281	EUR	58,717,500	UBS AG	7/27/11	258,220
USD	1,623,698	CAD	1,605,500	Citibank NA	10/07/11	(37,072)
USD	15,980,268	GBP	10,001,000	Royal Bank of Scotland	10/07/11	(52,547)
Total						$601,893

•	Credit default swaps on single-name issuer - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	9/20/13	USD	1,000	$6,348
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	1,130	(38,311)
State of Israel	1.00%	Deutsche Bank AG	3/20/16	USD	2,500	(50,227)
Computer Sciences Corp.	1.00%	JPMorgan Chase & Co.	6/20/16	USD	2,400	(2,633)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	USD	900	(124,126)
Total						$(208,949)

•	Credit default swaps on single-name issuer - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	B+	USD	900	$35,540
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	9/20/12	CCC	USD	2,000	(7,298)

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	12

Schedule of Investments (continued)	BlackRock High Income Fund

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B+	USD	2,000	25,847
Level 3	5.00%	Goldman Sachs International	3/20/16	B-	USD	4,500	370,749
Communications, Inc.
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B+	USD	2,000	17,782
General Motors Co.	5.00%	Deutsche Bank AG	3/20/21	BB-	USD	1,500	15,951
Total							$458,571

		[1]	Using Standard and Poor’s rating.

		[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset Backed Securities	—	—	$4,150,755	$4,150,755
Common Stocks	$34,650,845	$1,827,292	12,310,182	48,788,319
Corporate Bonds	—	735,998,949	9,883,691	745,882,640
Floating Rate Loan Interests	—	47,162,291	35,925,705	83,087,996
Foreign Agency Obligations	—	1,095,413	—	1,095,413
Other Interests	3,198	—	36,798,561	36,801,759
Preferred Securities	20,868,497	23,556,024	—	44,424,521
Warrants	—	—	36	36
Short-Term Securities	24,927,855	—	—	24,927,855
Total	$80,450,395	$809,639,969	$99,068,930	$989,159,294

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	13

Schedule of Investments (concluded)	BlackRock High Income Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$472,217	—	$472,217
Equity contracts	$2,166,300	—	—	2,166,300
Foreign currency exchange contracts	—	694,122	—	694,122
Liabilities:
Credit contracts	—	(222,595)	—	(222,595)
Equity contracts	(1,851,115)	—	—	(1,851,115)
Foreign currency exchange contracts	—	(92,229)	—	(92,229)
Interest rate contracts	—	(1,479,075)	—	(1,479,075)
Total	$315,185	$(627,560)	—	$(312,375)

[1]

Derivative financial instruments are financial futures contracts, swaps and foreign currency exchange contracts. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Balance, as of September 30, 2010	—	$1,750,680	$11,297,439	$32,635,259	$27,943,767	$19	$73,627,164
Accrued discounts/premiums	$276	—	11,578	209,351		—	221,205
Net realized gain (loss)	—	—	51,746	206,417	6,446,768	—	6,704,931
Net change in unrealized appreciation (depreciation)[2]	(26,901)	(6,046,409)	(2,062,689)	1,091,038	8,719,343	18,884	1,693,266
Purchases	4,177, 380	16,605,911	4,481,438	9,804,208	3,113,480	20	38,182,437
Sales	—	—	(3,192,470)	(10,133,815)	(9,296,875)	(18,887)	(22,642,047)
Transfers in3	—	—	—	2,113,247	—	—	2,113,247
Transfers out[3]	—	—	(703,351)	—	(127,922)	—	(831,273)
Balance, as of June 30, 2011	$4,150,755	$12,310,182	$9,883,691	$35,925,705	$36,798,561	$36	$99,068,930

Unfunded Loan Commitments
Liabilities:
Balance, as of September 30, 2010	$(167,499)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[2]	167,499
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—
Balance, as of June 30, 2011	$—

[2]	The change in unrealized appreciation/depreciation on investments still held at June 30, 2011 was $1,444,659.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK BOND FUND, INC.	JUNE 30, 2011	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 24, 2011